Share Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Employee Stock Option	Dec. 31, 2012 Restricted Share Units	Dec. 31, 2011 Restricted Share Units	Dec. 31, 2010 Restricted Share Units	Dec. 31, 2012 2012 Stock and Incentive Plan	Sep. 29, 2012 2012 Stock and Incentive Plan	Dec. 31, 2012 2012 Stock and Incentive Plan Active Employees	Dec. 31, 2012 2012 Stock and Incentive Plan Non Employees	Dec. 31, 2012 2008 Omnibus Stock Incentive Plan Restricted Shares and Restricted Stock Units	Dec. 31, 2011 2008 Omnibus Stock Incentive Plan Restricted Shares and Restricted Stock Units	Dec. 31, 2010 2008 Omnibus Stock Incentive Plan Restricted Shares and Restricted Stock Units	Dec. 31, 2012 2008 Omnibus Stock Incentive Plan Maximum Restricted Shares and Restricted Stock Units	Dec. 31, 2012 2008 Omnibus Stock Incentive Plan Minimum Restricted Shares and Restricted Stock Units	Dec. 31, 2012 2008 Omnibus Stock Incentive Plan Stock Option	Dec. 31, 2011 2008 Omnibus Stock Incentive Plan Stock Option	Dec. 31, 2010 2008 Omnibus Stock Incentive Plan Stock Option	Dec. 31, 2012 2008 Omnibus Stock Incentive Plan Stock Option Maximum	Dec. 31, 2012 Stock Appreciation Rights (SARs)	Dec. 31, 2012 Pentair Ltd
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 35.8	$ 19.5	$ 21.5									$ 24.2	$ 10.6	$ 10.8			$ 11.6	$ 8.9	$ 10.7			$ 13.5
Number of shares authorized for issuance									9,000,000
Business Acquisition Equity Interest Issued								109.0		39.8	69.2
Common shares reserved for issuance								9,000,000
Vesting period															5 years	2 years				3 years	3 years
Expiration period																	10 years
Stock awards, weighted average grant-date fair value	$ 9.63	$ 9.98	$ 9.47
Stock awards, weighted average grant date fair value of options assumed	$ 11.76
Total intrinsic value of options exercised	41.6	10.9	7.4
Total unrecognized compensation cost related to stock options				4.0	31.6
Expected weighted average period to recognize stock options cost				1 year 6 months	2 years 6 months
Cash received from option exercises	91.6	14.7	14.9
Tax benefit realized for tax deductions from option exercises	12.2	4.1	2.8
Total fair value of shares vested	58.0	10.2	12.7
Tax benefit realized for tax deductions from option exercises					$ 18.8	$ 3.6	$ 3.4